Vanguard Tax-Managed Small-Cap Fund
Schedule of Investments (unaudited)
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (100.0%)
Communication Services (2.0%)
	Cogent Communications Holdings Inc.	362,958	24,957
*	Vonage Holdings Corp.	2,009,818	23,756
	Shenandoah Telecommunications Co.	421,932	20,595
*	Glu Mobile Inc.	1,265,430	15,793
*	TechTarget Inc.	209,381	14,542
*	AMC Networks Inc. Class A	245,150	13,032
	EW Scripps Co. Class A	558,352	10,760
*	Meredith Corp.	351,787	10,476
*	QuinStreet Inc.	423,959	8,606
*	Cincinnati Bell Inc.	476,715	7,318
*	Consolidated Communications Holdings Inc.	823,253	5,927
*	Gannett Co. Inc.	1,030,332	5,543
	Scholastic Corp.	172,305	5,188
	ATN International Inc.	88,037	4,324
	Spok Holdings Inc.	279,424	2,931
*	Marcus Corp.	144,425	2,887
			176,635
Consumer Discretionary (16.2%)
*	GameStop Corp. Class A	471,387	89,479
*	Crocs Inc.	579,198	46,596
*	Macy's Inc.	2,825,743	45,749
*	Sleep Number Corp.	244,982	35,152
*	Shake Shack Inc. Class A	298,543	33,667
*	Asbury Automotive Group Inc.	166,953	32,806
*	Bed Bath & Beyond Inc.	1,060,300	30,908
	MDC Holdings Inc.	517,122	30,717
*	Stamps.com Inc.	153,466	30,618
*	Meritage Homes Corp.	326,818	30,041
	Wolverine World Wide Inc.	770,273	29,517
	LCI Industries	217,355	28,752
*	iRobot Corp.	234,875	28,697
*	LGI Homes Inc.	191,442	28,584
*	Signet Jewelers Ltd.	479,200	27,784
*	Brinker International Inc.	371,944	26,430
	Rent-A-Center Inc.	447,303	25,791
	Steven Madden Ltd.	681,751	25,402
	Group 1 Automotive Inc.	155,042	24,464
	Cooper Tire & Rubber Co.	432,986	24,239
*	Dorman Products Inc.	235,345	24,156
	Winnebago Industries Inc.	309,022	23,705
	Callaway Golf Co.	858,574	22,967

		Shares	Market Value ($000)
*	ODP Corp.	497,062	21,518
	Big Lots Inc.	311,152	21,252
	Installed Building Products Inc.	189,195	20,978
*	Bloomin' Brands Inc.	763,896	20,663
*	Gentherm Inc.	274,892	20,372
*	Abercrombie & Fitch Co. Class A	589,309	20,219
	Kontoor Brands Inc.	411,112	19,951
*	Cheesecake Factory Inc.	339,800	19,882
*	Dave & Buster's Entertainment Inc.	390,300	18,695
	Patrick Industries Inc.	207,152	17,608
*	Sally Beauty Holdings Inc.	872,222	17,558
*	Cavco Industries Inc.	75,024	16,926
	La-Z-Boy Inc.	392,259	16,663
	Shutterstock Inc.	186,833	16,636
*	Boot Barn Holdings Inc.	261,614	16,301
*	Century Communities Inc.	268,677	16,207
	Monro Inc.	245,696	16,167
*	Vista Outdoor Inc.	488,630	15,670
*	M/I Homes Inc.	263,234	15,549
	Core-Mark Holding Co. Inc.	389,672	15,076
*	Dine Brands Global Inc.	157,717	14,199
*	Michaels Cos. Inc.	599,074	13,144
*	Hibbett Sports Inc.	170,653	11,756
	Sonic Automotive Inc. Class A	231,186	11,460
	Oxford Industries Inc.	130,244	11,386
*	American Axle & Manufacturing Holdings Inc.	1,138,155	10,995
*	Tupperware Brands Corp.	414,200	10,939
*	MarineMax Inc.	207,756	10,255
*	BJ's Restaurants Inc.	172,505	10,019
	Guess? Inc.	415,309	9,760
*	G-III Apparel Group Ltd.	322,544	9,721
	Buckle Inc.	242,484	9,525
	Sturm Ruger & Co. Inc.	143,238	9,464
*	America's Car-Mart Inc.	57,500	8,761
*	Ruth's Hospitality Group Inc.	344,515	8,554
*	Designer Brands Inc. Class A	487,305	8,479
*	Zumiez Inc.	182,212	7,817
*	Children's Place Inc.	110,568	7,707
*	Chuy's Holdings Inc.	161,179	7,143
	Standard Motor Products Inc.	166,876	6,939
*	Universal Electronics Inc.	117,532	6,461
*	Genesco Inc.	131,184	6,231
*	Perdoceo Education Corp.	509,547	6,094
	Haverty Furniture Cos. Inc.	162,786	6,054
*	Liquidity Services Inc.	319,019	5,927
	PetMed Express Inc.	167,230	5,882
	Aaron's Co. Inc.	228,411	5,866
*	Monarch Casino & Resort Inc.	95,572	5,794
	Caleres Inc.	263,893	5,753
*	Lumber Liquidators Holdings Inc.	202,774	5,094
*	American Public Education Inc.	141,732	5,050
*	Fossil Group Inc.	400,414	4,965
*	Motorcar Parts of America Inc.	206,780	4,653
	Shoe Carnival Inc.	73,945	4,576
*	Cooper-Standard Holdings Inc.	122,358	4,444
*	Red Robin Gourmet Burgers Inc.	111,400	4,444
*	Barnes & Noble Education Inc.	426,283	3,470
*	Chico's FAS Inc.	1,026,471	3,398

		Shares	Market Value ($000)
*	El Pollo Loco Holdings Inc.	194,185	3,130
	Movado Group Inc.	104,483	2,973
	Ethan Allen Interiors Inc.	105,899	2,924
*	Fiesta Restaurant Group Inc.	176,490	2,222
*	Regis Corp.	151,932	1,908
*	Cato Corp. Class A	135,022	1,620
*	Conn's Inc.	81,815	1,591
*	Unifi Inc.	45,947	1,266
*	Vera Bradley Inc.	58,400	590
			1,420,515
Consumer Staples (4.0%)
	WD-40 Co.	119,007	36,438
*	Simply Good Foods Co.	709,700	21,589
	Medifast Inc.	100,787	21,349
	J & J Snack Foods Corp.	128,760	20,219
	PriceSmart Inc.	197,070	19,067
	B&G Foods Inc.	590,029	18,326
*	United Natural Foods Inc.	489,427	16,122
*	Central Garden & Pet Co. Class A	309,025	16,035
	Vector Group Ltd.	1,067,701	14,894
	Edgewell Personal Care Co.	337,370	13,360
	Universal Corp.	223,458	13,182
*	Cal-Maine Foods Inc.	331,737	12,745
	Calavo Growers Inc.	149,683	11,621
	Coca-Cola Consolidated Inc.	39,777	11,487
	Inter Parfums Inc.	160,307	11,371
*	USANA Health Sciences Inc.	113,584	11,086
*	Celsius Holdings Inc.	226,159	10,867
	National Beverage Corp.	216,800	10,604
*	elf Beauty Inc.	332,500	8,921
	Andersons Inc.	312,031	8,543
*	Chefs' Warehouse Inc.	263,700	8,032
	MGP Ingredients Inc.	130,155	7,699
*	Central Garden & Pet Co.	117,130	6,795
	John B Sanfilippo & Son Inc.	75,067	6,784
	SpartanNash Co.	328,997	6,458
*	Seneca Foods Corp. Class A	88,875	4,185
	Fresh Del Monte Produce Inc.	142,627	4,083
			351,862
Energy (3.8%)
	Helmerich & Payne Inc.	1,218,317	32,846
*	PDC Energy Inc.	761,146	26,183
*	Southwestern Energy Co.	5,546,065	25,789
*	Renewable Energy Group Inc.	351,680	23,225
*	Range Resources Corp.	2,199,821	22,724
	Matador Resources Co.	939,431	22,030
	Patterson-UTI Energy Inc.	2,542,093	18,125
*	PBF Energy Inc. Class A	1,131,179	16,006
*	Callon Petroleum Co.	366,340	14,122
	SM Energy Co.	850,301	13,919
	Archrock Inc.	1,448,071	13,742
	Core Laboratories NV	452,753	13,035
*	Dril-Quip Inc.	367,152	12,200
*	Oceaneering International Inc.	1,020,537	11,655
*	Green Plains Inc.	383,589	10,384
*	Nabors Industries Ltd.	87,916	8,216
*	DMC Global Inc.	143,900	7,808

		Shares	Market Value ($000)
*	Bonanza Creek Energy Inc.	213,954	7,645
*	Bristow Group Inc. Class A	217,982	5,641
*	US Silica Holdings Inc.	452,528	5,562
*	REX American Resources Corp.	65,261	5,493
*	ProPetro Holding Corp.	344,168	3,669
*	Par Pacific Holdings Inc.	244,960	3,459
*	Talos Energy Inc.	226,119	2,722
*	Penn Virginia Corp.	195,429	2,619
*	Helix Energy Solutions Group Inc.	475,349	2,400
*	Dorian LPG Ltd.	123,702	1,624
*	Laredo Petroleum Inc.	44,404	1,335
*	CONSOL Energy Inc.	132,289	1,286
*	Oil States International Inc.	9,100	55
*	RPC Inc.	8,434	46
			335,565
Financials (17.3%)
	BankUnited Inc.	802,571	35,273
	Community Bank System Inc.	457,465	35,097
	Pacific Premier Bancorp Inc.	748,431	32,512
	First Hawaiian Inc.	1,163,134	31,835
	Ameris Bancorp	598,961	31,451
	Simmons First National Corp. Class A	989,005	29,344
	Old National Bancorp	1,441,612	27,881
	Assured Guaranty Ltd.	653,533	27,631
	American Equity Investment Life Holding Co.	836,941	26,389
	Columbia Banking System Inc.	609,648	26,270
	Walker & Dunlop Inc.	252,494	25,941
	Investors Bancorp Inc.	1,726,594	25,364
	First Midwest Bancorp Inc.	1,141,862	25,018
	ServisFirst Bancshares Inc.	404,262	24,793
	Independent Bank Corp. (Massachusetts)	294,390	24,785
	CVB Financial Corp.	1,103,274	24,371
	United Community Banks Inc.	703,159	23,992
	First Bancorp (XNYS)	2,028,502	22,841
	Cadence Bancorp Class A	1,097,948	22,760
*	Axos Financial Inc.	480,951	22,610
	PennyMac Mortgage Investment Trust	1,138,050	22,306
*	Trupanion Inc.	275,400	20,988
	Independent Bank Group Inc.	285,178	20,601
*	Green Dot Corp. Class A	439,930	20,144
*	Mr Cooper Group Inc.	564,300	19,615
	WSFS Financial Corp.	381,525	18,996
	Renasant Corp.	451,602	18,687
	Hilltop Holdings Inc.	525,001	17,918
*	Triumph Bancorp Inc.	229,364	17,751
*	Seacoast Banking Corp. of Florida	484,129	17,545
	Great Western Bancorp Inc.	578,003	17,508
	Waddell & Reed Financial Inc. Class A	696,245	17,441
	Banner Corp.	325,349	17,351
	Veritex Holdings Inc.	518,868	16,977
	Flagstar Bancorp Inc.	374,449	16,888
	First Financial Bancorp	690,247	16,566
*	NMI Holdings Inc. Class A	693,350	16,391
	Piper Sandler Cos.	145,702	15,976
	Virtus Investment Partners Inc.	67,490	15,894
	NBT Bancorp Inc.	397,298	15,852
*	eHealth Inc.	216,926	15,777
	Horace Mann Educators Corp.	353,248	15,264

		Shares	Market Value ($000)
*	PRA Group Inc.	405,284	15,024
	Northwest Bancshares Inc.	1,026,800	14,837
	Westamerica Bancorp	232,824	14,617
	Eagle Bancorp Inc.	253,032	13,464
	New York Mortgage Trust Inc.	2,973,330	13,291
	Meta Financial Group Inc.	286,432	12,978
	James River Group Holdings Ltd.	282,752	12,899
	Capitol Federal Financial Inc.	968,109	12,823
	Park National Corp.	97,989	12,670
	Hope Bancorp Inc.	826,072	12,441
	Employers Holdings Inc.	288,542	12,425
	City Holding Co.	151,444	12,385
	Stewart Information Services Corp.	236,889	12,325
*	Palomar Holdings Inc.	181,925	12,196
	Berkshire Hills Bancorp Inc.	538,909	12,028
	First Commonwealth Financial Corp.	837,002	12,028
	Southside Bancshares Inc.	311,077	11,980
	ProAssurance Corp.	438,819	11,743
	Brookline Bancorp Inc.	776,744	11,651
	Apollo Commercial Real Estate Finance Inc.	832,733	11,633
	National Bank Holdings Corp. Class A	292,987	11,626
	Provident Financial Services Inc.	510,503	11,374
	OFG Bancorp	489,877	11,081
	Safety Insurance Group Inc.	131,127	11,047
	HomeStreet Inc.	250,294	11,030
*	Enova International Inc.	309,786	10,991
*	Encore Capital Group Inc.	268,909	10,818
	AMERISAFE Inc.	161,441	10,332
	S&T Bancorp Inc.	307,442	10,299
	Tompkins Financial Corp.	118,613	9,809
	FB Financial Corp.	218,345	9,708
	Northfield Bancorp Inc.	607,598	9,673
	Brightsphere Investment Group Inc.	462,332	9,422
	First Bancorp (XNGS)	214,889	9,348
	Banc of California Inc.	493,661	8,925
*	StoneX Group Inc.	132,203	8,643
	BancFirst Corp.	120,770	8,537
	Redwood Trust Inc.	819,428	8,530
	Heritage Financial Corp.	295,704	8,351
	Dime Community Bancshares Inc.	272,040	8,199
	Boston Private Financial Holdings Inc.	602,504	8,025
	Ready Capital Corp.	567,639	7,618
*	World Acceptance Corp.	58,058	7,534
	TrustCo Bank Corp.	1,004,358	7,402
	HCI Group Inc.	93,506	7,183
	Invesco Mortgage Capital Inc.	1,732,643	6,948
	Central Pacific Financial Corp.	249,414	6,654
*	Customers Bancorp Inc.	207,559	6,605
	Preferred Bank	103,259	6,576
	KKR Real Estate Finance Trust Inc.	355,665	6,541
	Allegiance Bancshares Inc.	157,976	6,404
*	SiriusPoint Ltd.	619,200	6,297
*	Donnelley Financial Solutions Inc.	216,659	6,030
	United Fire Group Inc.	159,396	5,547
*	Blucora Inc.	330,718	5,503
	WisdomTree Investments Inc.	804,883	5,031
	ARMOUR Residential REIT Inc.	402,581	4,912
	Capstead Mortgage Corp.	787,714	4,907

		Shares	Market Value ($000)
*	Ambac Financial Group Inc.	251,701	4,214
	Granite Point Mortgage Trust Inc.	340,948	4,081
	Universal Insurance Holdings Inc.	225,672	3,236
*	EZCORP Inc. Class A	510,668	2,538
	Hanmi Financial Corp.	125,334	2,473
	Greenhill & Co. Inc.	71,500	1,178
	United Insurance Holdings Corp.	35,902	259
			1,525,471
Health Care (11.6%)
*	NeoGenomics Inc.	995,952	48,035
*	Omnicell Inc.	369,594	47,999
	Ensign Group Inc.	437,860	41,089
*	Select Medical Holdings Corp.	1,024,999	34,952
	CONMED Corp.	262,141	34,233
*	Glaukos Corp.	382,774	32,126
*	AMN Healthcare Services Inc.	414,470	30,546
*	HMS Holdings Corp.	754,974	27,915
*	Merit Medical Systems Inc.	464,644	27,823
*	Pacira BioSciences Inc.	386,300	27,076
*	Integer Holdings Corp.	289,699	26,681
*	Covetrus Inc.	843,390	25,276
*	R1 RCM Inc.	994,900	24,554
	Owens & Minor Inc.	623,708	23,445
*	Corcept Therapeutics Inc.	914,377	21,753
*	Xencor Inc.	497,309	21,414
*	Magellan Health Inc.	215,304	20,075
*	Allscripts Healthcare Solutions Inc.	1,296,938	19,474
*	Myriad Genetics Inc.	631,560	19,231
*	Vericel Corp.	341,358	18,962
*	MEDNAX Inc.	702,749	17,899
*	Prestige Consumer Healthcare Inc.	403,418	17,783
*	ModivCare Inc.	104,115	15,422
*	Fulgent Genetics Inc.	149,031	14,399
*	Endo International plc	1,942,821	14,396
*	Community Health Systems Inc.	1,028,338	13,903
*	Cytokinetics Inc.	597,312	13,893
*	Heska Corp.	81,454	13,722
*	Cardiovascular Systems Inc.	342,516	13,132
*	Addus HomeCare Corp.	125,535	13,130
*	Supernus Pharmaceuticals Inc.	497,793	13,032
	US Physical Therapy Inc.	117,200	12,201
	Luminex Corp.	371,186	11,841
*	REGENXBIO Inc.	303,006	10,336
*	Pennant Group Inc.	221,480	10,144
*	Lantheus Holdings Inc.	471,492	10,076
	Mesa Laboratories Inc.	39,901	9,716
*	Meridian Bioscience Inc.	362,869	9,525
*	CorVel Corp.	91,060	9,342
*	Tabula Rasa HealthCare Inc.	182,332	8,396
*	Tactile Systems Technology Inc.	152,640	8,317
*	NextGen Healthcare Inc.	459,246	8,312
*	Tivity Health Inc.	367,500	8,203
*	Inogen Inc.	153,579	8,066
*	Enanta Pharmaceuticals Inc.	160,966	7,939
	Simulations Plus Inc.	125,210	7,918
*	Orthofix Medical Inc.	179,712	7,791
*	CryoLife Inc.	334,148	7,545
*	Innoviva Inc.	628,018	7,505

		Shares	Market Value ($000)
*	Coherus Biosciences Inc.	496,882	7,259
	LeMaitre Vascular Inc.	147,782	7,209
*	OraSure Technologies Inc.	614,439	7,170
*	Surmodics Inc.	125,977	7,064
*	RadNet Inc.	306,733	6,671
*	AngioDynamics Inc.	280,402	6,561
*	Vanda Pharmaceuticals Inc.	435,708	6,544
*	Varex Imaging Corp.	305,296	6,256
*	Natus Medical Inc.	243,601	6,239
*	Amphastar Pharmaceuticals Inc.	318,866	5,842
*	Collegium Pharmaceutical Inc.	240,000	5,688
*	Anika Therapeutics Inc.	137,615	5,613
*	HealthStream Inc.	229,975	5,138
	Computer Programs & Systems Inc.	162,558	4,974
*	Hanger Inc.	217,248	4,958
	Phibro Animal Health Corp. Class A	198,007	4,831
*	Cross Country Healthcare Inc.	361,475	4,515
*	Cutera Inc.	148,725	4,469
*	Spectrum Pharmaceuticals Inc.	1,327,823	4,329
*	Eagle Pharmaceuticals Inc.	101,619	4,242
	Invacare Corp.	375,689	3,013
*	Zynex Inc.	154,356	2,357
*	ANI Pharmaceuticals Inc.	59,148	2,138
*	Lannett Co. Inc.	331,211	1,749
*	BM Technologies Inc.	31,757	333
			1,021,705
Industrials (17.9%)
*	Saia Inc.	216,937	50,021
	Exponent Inc.	443,994	43,267
*	Chart Industries Inc.	298,820	42,537
	UFP Industries Inc.	546,461	41,444
	John Bean Technologies Corp.	282,196	37,628
*	Resideo Technologies Inc.	1,184,240	33,455
*	Allegiant Travel Co. Class A	129,620	31,635
	Korn Ferry	502,400	31,335
	Applied Industrial Technologies Inc.	338,332	30,846
	ABM Industries Inc.	598,845	30,547
	Hillenbrand Inc.	628,635	29,992
	UniFirst Corp.	133,974	29,971
	Aerojet Rocketdyne Holdings Inc.	616,645	28,958
*	Proto Labs Inc.	231,134	28,141
	Arcosa Inc.	425,842	27,718
	Watts Water Technologies Inc. Class A	226,978	26,967
	Franklin Electric Co. Inc.	320,513	25,301
*	Gibraltar Industries Inc.	273,156	24,996
	Moog Inc. Class A	293,512	24,406
	Matson Inc.	365,775	24,397
	SPX FLOW Inc.	383,916	24,313
	AAON Inc.	342,263	23,962
	Comfort Systems USA Inc.	316,247	23,646
	Brady Corp. Class A	436,249	23,317
	ESCO Technologies Inc.	211,169	22,994
*	AeroVironment Inc.	197,784	22,955
	Forward Air Corp.	253,798	22,540
	Albany International Corp. Class A	269,471	22,493
*	SkyWest Inc.	400,737	21,832
*	SPX Corp.	366,651	21,365
	Mueller Industries Inc.	508,084	21,009

		Shares	Market Value ($000)
	Cubic Corp.	279,280	20,826
	Boise Cascade Co.	347,482	20,790
*	Hub Group Inc. Class A	301,715	20,299
	Barnes Group Inc.	408,784	20,251
	ManTech International Corp. Class A	229,432	19,949
	Federal Signal Corp.	520,014	19,917
*	Meritor Inc.	643,122	18,921
*	GMS Inc.	407,405	17,009
	EnPro Industries Inc.	193,207	16,475
	Greenbrier Cos. Inc.	345,364	16,308
	Lindsay Corp.	90,791	15,128
	Granite Construction Inc.	370,800	14,925
*	American Woodmark Corp.	149,298	14,718
	Deluxe Corp.	340,899	14,304
*	Vicor Corp.	166,133	14,126
*	Atlas Air Worldwide Holdings Inc.	231,459	13,989
	Enerpac Tool Group Corp. Class A	524,983	13,713
	ArcBest Corp.	191,898	13,504
*	PGT Innovations Inc.	534,169	13,488
	Alamo Group Inc.	85,527	13,355
	Tennant Co.	165,064	13,187
	Astec Industries Inc.	173,596	13,093
	Kaman Corp.	237,716	12,192
	Encore Wire Corp.	181,296	12,170
	Pitney Bowes Inc.	1,447,270	11,925
*	MYR Group Inc.	164,919	11,820
	HNI Corp.	296,575	11,732
	AZZ Inc.	231,645	11,663
*	Harsco Corp.	661,205	11,340
	Raven Industries Inc.	295,817	11,339
	Griffon Corp.	393,364	10,688
	Standex International Corp.	108,311	10,351
*	US Ecology Inc.	244,970	10,201
	Quanex Building Products Corp.	374,644	9,827
*	AAR Corp.	229,528	9,560
*	Aegion Corp. Class A	314,972	9,055
*	Hawaiian Holdings Inc.	338,641	9,032
*	Echo Global Logistics Inc.	268,559	8,435
*	CoreCivic Inc.	929,215	8,409
	Wabash National Corp.	441,059	8,292
	Marten Transport Ltd.	486,205	8,251
*	NOW Inc.	796,366	8,035
*	Triumph Group Inc.	419,700	7,714
	Apogee Enterprises Inc.	178,783	7,309
	Heartland Express Inc.	355,633	6,963
*	SEACOR Holdings Inc.	163,402	6,659
*	Viad Corp.	158,586	6,621
*	Kelly Services Inc. Class A	279,173	6,217
*	TrueBlue Inc.	277,331	6,107
	Heidrick & Struggles International Inc.	170,675	6,097
	Matthews International Corp. Class A	153,258	6,061
	Insteel Industries Inc.	195,383	6,026
	Interface Inc. Class A	394,242	4,920
*	Forrester Research Inc.	112,916	4,797
*	CIRCOR International Inc.	136,650	4,758
	National Presto Industries Inc.	45,493	4,643
	Resources Connection Inc.	328,047	4,442
*	Lydall Inc.	112,783	3,805

		Shares	Market Value ($000)
*	Veritiv Corp.	80,684	3,432
	Powell Industries Inc.	99,676	3,376
*	Titan International Inc.	361,049	3,351
	Park Aerospace Corp.	232,914	3,079
*	Team Inc.	257,800	2,972
*	DXP Enterprises Inc.	95,051	2,868
*	Matrix Service Co.	176,239	2,310
			1,571,107
Information Technology (13.4%)
*	MicroStrategy Inc. Class A	66,237	44,962
	Power Integrations Inc.	490,414	39,959
	Advanced Energy Industries Inc.	331,368	36,175
*	Alarm.com Holdings Inc.	374,350	32,336
*	Viavi Solutions Inc.	2,056,497	32,287
*	Itron Inc.	355,074	31,477
*	Rogers Corp.	165,650	31,177
*	SPS Commerce Inc.	298,486	29,643
*	FormFactor Inc.	651,381	29,384
*	Onto Innovation Inc.	443,649	29,152
*	Insight Enterprises Inc.	305,345	29,136
*	8x8 Inc.	897,258	29,107
*	Fabrinet	321,099	29,024
*	3D Systems Corp.	1,048,437	28,769
*	LivePerson Inc.	536,031	28,270
*	ExlService Holdings Inc.	300,384	27,083
*	Diodes Inc.	337,507	26,947
	Kulicke & Soffa Industries Inc.	548,716	26,947
*	Plexus Corp.	262,163	24,077
*	Sanmina Corp.	562,332	23,269
*	Ultra Clean Holdings Inc.	384,790	22,333
	Badger Meter Inc.	236,752	22,035
	Xperi Holding Corp.	970,249	21,122
*	MaxLinear Inc. Class A	580,196	19,773
	EVERTEC Inc.	521,667	19,416
	NIC Inc.	566,678	19,227
*	Rambus Inc.	950,097	18,470
	Progress Software Corp.	395,285	17,416
*	Perficient Inc.	292,323	17,165
*	Knowles Corp.	807,441	16,892
*	Cohu Inc.	368,340	15,411
*	Sykes Enterprises Inc.	334,954	14,765
*	OSI Systems Inc.	153,442	14,746
*	Bottomline Technologies DE Inc.	324,438	14,681
	TTEC Holdings Inc.	142,312	14,295
	Methode Electronics Inc.	334,396	14,038
*	FARO Technologies Inc.	159,815	13,835
*	Cardtronics plc Class A	350,598	13,603
*	TTM Technologies Inc.	920,881	13,353
*	Unisys Corp.	520,011	13,219
*	Axcelis Technologies Inc.	308,032	12,657
	CSG Systems International Inc.	281,528	12,638
*	Ichor Holdings Ltd.	232,256	12,495
	Benchmark Electronics Inc.	385,523	11,920
*	Plantronics Inc.	305,665	11,893
*	ePlus Inc.	115,386	11,497
*	Diebold Nixdorf Inc.	751,060	10,613
*	Extreme Networks Inc.	1,162,220	10,169
*	NETGEAR Inc.	238,200	9,790

		Shares	Market Value ($000)
*	Agilysys Inc.	202,050	9,690
*	CEVA Inc.	170,146	9,554
	CTS Corp.	303,272	9,420
*	MTS Systems Corp.	145,611	8,475
*	Photronics Inc.	648,709	8,342
*	Veeco Instruments Inc.	366,766	7,607
*	OneSpan Inc.	280,286	6,867
*	Digi International Inc.	361,321	6,862
*	ScanSource Inc.	219,816	6,584
	Ebix Inc.	197,187	6,316
*	Harmonic Inc.	797,584	6,253
	ADTRAN Inc.	361,838	6,036
*	SMART Global Holdings Inc.	127,947	5,888
	Comtech Telecommunications Corp.	224,130	5,567
*	PDF Solutions Inc.	258,070	4,589
*	Arlo Technologies Inc.	692,018	4,346
	PC Connection Inc.	87,794	4,073
*	CalAmp Corp.	362,784	3,936
*	DSP Group Inc.	231,046	3,292
*	Applied Optoelectronics Inc.	260,767	2,180
	Bel Fuse Inc. Class B	105,953	2,107
*	Daktronics Inc.	56,704	356
			1,176,988
Materials (4.9%)
	Balchem Corp.	270,640	33,941
	HB Fuller Co.	439,608	27,656
	Quaker Chemical Corp.	111,900	27,278
	Trinseo SA	376,211	23,953
*	Livent Corp.	1,328,878	23,016
	Stepan Co.	173,466	22,049
	Innospec Inc.	211,790	21,749
*	Allegheny Technologies Inc.	1,025,841	21,604
*	Arconic Corp.	788,897	20,030
	Kaiser Aluminum Corp.	143,350	15,840
	Carpenter Technology Corp.	341,179	14,040
*	O-I Glass Inc.	936,500	13,804
	Schweitzer-Mauduit International Inc.	271,229	13,282
*	Ferro Corp.	725,268	12,228
	Materion Corp.	178,538	11,826
*	Kraton Corp.	312,672	11,441
*	Century Aluminum Co.	621,577	10,977
*	GCP Applied Technologies Inc.	416,318	10,216
	Warrior Met Coal Inc.	449,413	7,698
*	Koppers Holdings Inc.	214,113	7,443
*	US Concrete Inc.	100,553	7,373
*	TimkenSteel Corp.	577,614	6,787
*	AdvanSix Inc.	251,748	6,752
	Hawkins Inc.	200,222	6,711
*	Clearwater Paper Corp.	155,957	5,867
	Myers Industries Inc.	282,940	5,591
	American Vanguard Corp.	268,629	5,483
	Mercer International Inc.	367,863	5,294
	Neenah Inc.	98,602	5,066
	Glatfelter Corp.	285,728	4,900
*	Rayonier Advanced Materials Inc.	476,097	4,318
	FutureFuel Corp.	271,152	3,940
	Tredegar Corp.	258,645	3,882
	SunCoke Energy Inc.	520,755	3,651

		Shares	Market Value ($000)
	Olympic Steel Inc.	119,973	3,533
	Haynes International Inc.	5,166	153
			429,372
Other (0.0%)
*,1	Lantheus Holdings Inc. CVR	933,227	—
Real Estate (7.4%)
	Innovative Industrial Properties Inc.	200,100	36,050
	Agree Realty Corp.	526,018	35,406
	Lexington Realty Trust	2,382,743	26,472
	Uniti Group Inc.	2,074,611	22,883
	National Storage Affiliates Trust	538,452	21,500
	Retail Properties of America Inc. Class A	1,979,273	20,743
	Essential Properties Realty Trust Inc.	880,500	20,102
	CareTrust REIT Inc.	852,382	19,848
	SITE Centers Corp.	1,365,086	18,511
*	Xenia Hotels & Resorts Inc.	928,119	18,098
	Brandywine Realty Trust	1,370,259	17,690
	Retail Opportunity Investments Corp.	1,107,701	17,579
*	DiamondRock Hospitality Co.	1,705,703	17,569
*	Realogy Holdings Corp.	1,134,214	17,161
	Four Corners Property Trust Inc.	608,448	16,671
	Washington REIT	725,062	16,024
	Kite Realty Group Trust	783,951	15,122
	LTC Properties Inc.	353,609	14,753
	Easterly Government Properties Inc.	696,887	14,446
	Global Net Lease Inc.	798,501	14,421
	American Assets Trust Inc.	426,256	13,828
	Tanger Factory Outlet Centers Inc.	887,477	13,428
	Industrial Logistics Properties Trust	577,340	13,354
	Office Properties Income Trust	455,148	12,526
	Independence Realty Trust Inc.	805,952	12,250
	Acadia Realty Trust	645,387	12,243
	iStar Inc.	674,100	11,985
	Mack-Cali Realty Corp.	767,375	11,879
	St. Joe Co.	260,200	11,163
	Diversified Healthcare Trust	2,334,683	11,160
*	Summit Hotel Properties Inc.	1,052,483	10,693
	NexPoint Residential Trust Inc.	202,383	9,328
	Getty Realty Corp.	309,457	8,764
	Safehold Inc.	123,873	8,683
	Community Healthcare Trust Inc.	184,500	8,509
	GEO Group Inc.	1,040,188	8,072
	Alexander & Baldwin Inc.	465,015	7,808
*	Hersha Hospitality Trust Class A	729,717	7,698
	Centerspace	109,500	7,446
	RPT Realty	624,334	7,124
*	Chatham Lodging Trust	538,407	7,085
	Universal Health Realty Income Trust	100,747	6,829
	RE/MAX Holdings Inc. Class A	158,378	6,238
*	Marcus & Millichap Inc.	168,790	5,688
	Franklin Street Properties Corp.	939,389	5,120
	Armada Hoffler Properties Inc.	324,603	4,071
	Urstadt Biddle Properties Inc. Class A	211,548	3,522
	Saul Centers Inc.	62,454	2,505
	Whitestone REIT	186,556	1,810
			651,858

			Shares	Market Value ($000)
Utilities (1.5%)
		Avista Corp.	634,307	30,288
		American States Water Co.	351,321	26,567
		California Water Service Group	461,213	25,985
		South Jersey Industries Inc.	755,602	17,062
		Northwest Natural Holding Co.	306,570	16,539
		Chesapeake Utilities Corp.	130,271	15,122
				131,563
Total Common Stocks (Cost $4,659,038)				8,792,641
		Coupon
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2]	Vanguard Market Liquidity Fund (Cost $2)	0.081%	22	2
Total Investments (100.0%) (Cost $4,659,040)				8,792,643
Other Assets and Liabilities—Net (0.0%)				(411)
Net Assets (100%)				8,792,232
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2021	275	30,559	(694)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,792,308	333	—	8,792,641
Temporary Cash Investments	2	—	—	2
Total	8,792,310	333	—	8,792,643

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	694	—	—	694

1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.